Long-Term Debt (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended
Mar. 31, 2012
Line of Credit Facility [Line Items]
Indebtedness outstanding	$ 617.0
Letters of credit	2.5
Remaining borrowing capacity	$ 380.5
Weighted average interest rate on borrowings	2.90%